Consolidated Statement of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Contributed (Deficit) Surplus [member]	Foreign exchange gain (loss) on translation to presentation currency [member]	Actuarial gain (loss) on pension and other post- employment benefit obligation [member]	Accumulated other compre-hensive income [member]	Retained earnings [member]	Capital stock [member]
Beginning Balance at Mar. 31, 2023	$ 1,462.2	$ (21.4)	$ 106.7	$ 206.9	$ 313.6	$ 211.6	$ 958.4
Net (loss) income	105.2					105.2
Other comprehensive income (loss)	(46.5)		3.1	(49.6)	(46.5)
Issuance of performance and restricted share units	3.0	3.0
Issuance of deferred share units	2.2	2.2
Issuance of capital stock	4.7	(0.8)					5.5
Dividend equivalent on earnout rights	(0.5)					(0.5)
Dividends paid	(27.9)					(27.9)
Ending Balance at Mar. 31, 2024	1,502.4	(17.0)	109.8	157.3	267.1	288.4	963.9
Net (loss) income	(167.0)					(167.0)
Other comprehensive income (loss)	172.5		87.7	84.8	172.5
Issuance of performance and restricted share units	11.4	11.4
Issuance of deferred share units	1.7	1.7
Issuance of capital stock	6.9	(4.0)					10.9
Dividend equivalent on earnout rights	(0.2)					(0.2)
Earnout out rights forfeited	2.3					2.3
Dividends paid	(21.5)					(21.5)
Ending Balance at Dec. 31, 2024	$ 1,508.5	$ (7.9)	$ 197.5	$ 242.1	$ 439.6	$ 102.0	$ 974.8